UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Evermore Global Value Fund

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 83.6%
Asset Management & Custody - 3.3%
207,200	Voya Financial, Inc. (United States)1	$8,101,520

Building Products - 2.7%
304,600	LIXIL Group (Japan)	6,507,206

Cable & Satellite - 4.9%
1,386,427	Sky Deutschland AG (Germany)*	11,783,395

Casinos & Gaming - 5.1%
655,588	OPAP SA (Greece)	8,570,265
231,900	Universal Entertainment Corp. (Japan)	3,799,629
		12,369,894
Construction & Engineering - 11.9%
89,444	Compagnie d'Enterprises (Belgium)	9,231,012
643,000	Fomento de Contrucciones (Spain)*	12,377,098
2,958,620	Maire Tecnimont SpA (Italy)*	7,137,489
		28,745,599
Diversified Financial Services - 4.4%
749,400	ING Groep NV (Netherlands)*	10,705,309

General Merchandise Stores - 2.3%
278,157	Retail Holdings NV (Hong Kong)	5,632,679

Homebuilding - 0.7%
265,990	BioFuel Energy Corp. (United States)*	1,697,016

Industrial Conglomerates - 5.4%
16,363	Bollore SA (France)	9,296,196
26,140,000	K1 Ventures Ltd. (Singapore)	3,852,254
		13,148,450
Insurance - 13.2%
529,931	Ambac Financial Group, Inc. (United States)*	11,711,475
425,100	NN Group NV (Netherlands)*	12,335,863
706,440	UNIQA Insurance Group AG (Austria)	8,084,001
		32,131,339
Media - 7.9%
5,563,484	Promotora de Informaciones SA (Spain)*	1,679,452
3,683,197	Promotora de Informaciones SA - Class A - (Spain) ADR*	4,198,845
547,366	Vivendi SA (France)1	13,218,695
		19,096,992
Metals & Mining - 3.7%
339,400	Thyssenkrupp AG (Germany)*	8,905,858

Multi-line Insurance - 6.3%
155,300	American International Group, Inc. (United States)	8,389,306
525,900	Genworth Financial, Inc. (United States)*1	6,889,290
		15,278,596
Oil & Gas Drilling - 1.6%
11,820,514	Sevan Drilling AS (Norway)*	3,937,258

Other Diversified Financial Services - 4.9%
45,183	Ackermans & van Haaran NV (Belgium)	5,584,172
441,900	American Capital Ltd. (United States)*	6,257,304
		11,841,476
Real Estate Management & Development - 5.3%
2,048,035	Deutsche Office AG (Germany)*	7,837,958
1,520,000	Selvaag Bolig AS (Norway)	4,944,628
		12,782,586
TOTAL COMMON STOCKS
(Cost $196,766,614)		202,665,173

PARTNERSHIPS & TRUSTS - 2.5%
Real Estate Investment Trusts - 2.5%
1,045,172	Gramercy Property Trust, Inc. (United States)	6,020,191
TOTAL PARTNERSHIPS & TRUSTS
(Cost $4,780,605)		6,020,191

RIGHTS - 0.3%
Homebuilding - 0.3%
265,990	BioFuel Energy Corp., Expiration: October, 2014 (United States)*	766,051
TOTAL RIGHTS
(Cost $869,529)		766,051

WARRANTS - 1.0%
Insurance - 1.0%
174,371	Ambac Financial Group, Inc., Expiration: April, 2023, Exercise Price $16.67 (United States)*	2,423,757
TOTAL WARRANTS
(Cost $2,729,833)		2,423,757

Contracts
CALL OPTIONS PURCHASED - 0.2%
Hedges - 0.0%
4,200	CurrencyShare Swiss Franc, Expiration: December, 2014, Strike Price: 111 CHF (Switzerland)2	21,000

1,100	SPDR Gold Shares, Expiration: December, 2014, Strike Price: $130 (United States)2	33,550
		54,550

Multi-line Insurance - 0.2%
3,600	Genworth Financial, Inc., Expiration: January, 2016, Strike Price: $15.00 (United States)2	502,200
TOTAL CALL OPTIONS PURCHASED
(Cost $1,155,522)		556,750

PUT OPTIONS PURCHASED - 0.1%
Hedges - 0.1%
325	DAX 12/19/14 P9100, Expiration: December, 2014, Strike Price: 9100 EUR (Germany)3	317,722
TOTAL PUT OPTIONS PURCHASED
(Cost $804,131)		317,722

Shares
SHORT-TERM INVESTMENT - 10.3%
Money Market Fund - 10.3%
24,893,372	Invesco Liquid Assets Portfolio-Institutional Class, 0.06%4	24,893,372
TOTAL SHORT TERM INVESTMENT
(Cost $24,893,372)		24,893,372

TOTAL INVESTMENTS IN SECURITIES - 98.0%
(Cost $231,999,606)		237,643,016
Other Assets in Excess of Liabilities - 2.0%		4,909,860
TOTAL NET ASSETS - 100.0%		$242,552,876

*		Non-income producing security.
ADR		American Depositary Receipt
CHF		Swiss Franc
EUR		Euro
	1	All or a portion of this security was segregated as collateral for forward currency contract.
	2	100 shares per contract.
	3	5 shares per contract.
	4	Seven-day yield as of September 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

	Percent of
Country	Net Assets
United States	21.8%
Germany	11.9%
Netherlands	9.5%
France	9.3%
Spain	7.5%
Belgium	6.1%
Japan	4.2%
Norway	3.7%
Greece	3.5%
Austria	3.3%
Italy	2.9%
Hong Kong	2.3%
Singapore	1.6%
Switzerland	0.0%
Cash & Equivalents^	12.4%
Total	100.0%

^Includes money market fund and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments		$233,050,626
Gross unrealized appreciation		28,593,222
Gross unrealized depreciation		(24,000,832)
Net unrealized appreciation		$4,592,390

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 —Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement excercised in determining fair value is greatest for instruments catergorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2014^:

	Level 1	Level 2	Level 3	Total
Common Stocks	$202,665,173	$–	$–	$202,665,173
Partnerships & Trusts	6,020,191	–	–	6,020,191
Rights	766,051	–	–	766,051
Warrants	2,423,757	–	–	2,423,757
Call Options Purchased	–	556,750	–	556,750
Put Options Purchased	–	317,722	–	317,722
Short-Term Investments	24,893,372	–	–	24,893,372

Total Investments in Securities	$236,768,544	$874,472	$–	$237,643,016
Other Financial Instruments #
Unrealized appreciation	$-	$4,793,903	$-	$4,793,903
Unrealized depreciation	-	(11,678)	-	(11,678)
Total Investments in Other
Financial Instruments	$-	$4,782,225	$-	$4,782,225

^See Schedule of Investments for industry breakout.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

As of September 30, 2014, the Fund had the following forward currency contracts outstanding with Morgan Stanley (Unaudited):

						Net Unrealized
Currency to be	Amount of Currency	Settlement	Currency to be	Amount of Currency		Appreciation
Received	to be Received	Date	Delivered	to be Delivered	Fair Value	(Depreciation)
U.S. Dollars	10,235,598	12/11/2014	Norwegian Krone	64,624,000	10,032,613	202,985
Norwegian Krone	8,330,000	12/11/2014	U.S. Dollars	1,304,876	1,293,199	(11,677)
U.S. Dollars	4,024,830	12/11/2014	Singapore Dollar	5,044,400	3,954,113	70,717
U.S. Dollars	138,331,188	12/11/2014	Euro	106,247,600	134,265,611	4,065,577
U.S. Dollars	10,728,132	12/11/2014	Japanese Yen	1,126,000,000	10,273,508	454,624
Net Value of Outstanding Forward Currency Contracts					$159,819,044	$4,782,226

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Evermore Funds Trust

By (Signature and Title)* /s/ Eric LeGoff
                                              Eric LeGoff, Chief Executive Officer

Date  11/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric LeGoff
                                              Eric LeGoff, Chief Executive Officer

Date 11/13/14

By (Signature and Title)*/s/ Salvatore DiFranco
                                             Salvatore DiFranco, Chief Financial Officer

Date 11/13/14

* Print the name and title of each signing officer under his or her signature.